Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 7,289,400,000	$ 6,928,600,000
Nonredeemable preferred stocks, cost	0
Common equities, cost	$ 29,819,300,000	$ 25,787,600,000
Short Term Investments Amortized Cost
Premiums receivable, allowance for doubtful accounts	$ 0
Reinsurance recoverables, paid losses and loss adjustment expenses	2,100,000	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	47.4	0.6
Property and equipment, accumulated depreciation	$ 46,100,000	$ 46,000,000
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900.0	900.0
Common Shares, issued (shares)	797.6	797.6
Common Shares, treasury shares (shares)	214.0	209.8